Schedule Pertaining to Ricoh's Lease Receivables (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Operating Leased Assets [Line Items]
Future minimum lease payments to be received	¥ 648,347	¥ 645,010
Estimated non-guaranteed residual values	11,881	8,954
Unearned income	(38,661)	(41,133)
Allowance for doubtful receivables	(8,727)	(8,472)
Lease receivables, net	612,840	604,359
Less - Current portion of lease receivable, net	(227,866)	(212,101)
Amounts due after one year, net	¥ 384,974	¥ 392,258